Vessels, Net (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Balance at the beginning of the period	$ 1,582,345
Depreciation	41,489	39,881
Transfer from advances for vessel acquisitions	(392,996)		0
Balance at the end of the period	1,977,601
Vessel Cost [Member]
Balance at the beginning of the period	2,304,036
Vessel acquisitions and other vessels cost	47,104
Transfer from advances for vessel acquisitions	392,996
Disposals	(25,900)
Balance at the end of the period	2,718,236
Accumulated Depreciation [Member]
Balance at the beginning of the period	(721,691)
Depreciation	(41,477)
Disposals	22,533
Balance at the end of the period	(740,635)
Net Book Value [Member]
Balance at the beginning of the period	1,582,345
Depreciation	(41,477)
Vessel acquisitions and other vessels cost	47,104
Transfer from advances for vessel acquisitions	392,996
Disposals	(3,367)
Balance at the end of the period	$ 1,977,601